OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of additional information [Abstract]
Schedule of Condensed Statement of Comprehensive Income	Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—	(3,875,636)

(Decrease) / Increase	22,721	(6,824)	15,897	132,339
Reclassification to income statement	—	—	—	839,437

As of December 31, 2023	22,721	(6,824)	15,897	(2,903,860)

(Decrease) / Increase	(76,039)	22,847	(53,192)	(823,783)
Reclassification to income statement	—	—	—	—

As of December 31, 2024	(53,318)	16,023	(37,295)	(3,727,643)

Schedule of Condensed Statement of Cash Flows	Statement of cash flows

	Year ended December 31,
	2024	2023	2022

(i) Changes in working capital (1)
Inventories	(108,826)	202,470	438,090
Receivables and others	(169,482)	6,342	10,888
Trade receivables	297,284	(104,280)	573,811
Other liabilities	39,305	(64,022)	46,403
Trade payables	(74,161)	280,571	83,306

	(15,880)	321,081	1,152,498
(ii) Income tax accrual less payments
Tax accrued (Note 11)	554,224	334,408	573,728
Taxes paid (2)	(56,527)	(495,348)	(1,769,289)

	497,697	(160,940)	(1,195,561)
(iii) Interest accruals less payments
Interest accrued (Note 10 and 23)	(84,678)	(113,433)	(13,940)
Interest received	263,192	202,000	31,880
Interest paid	(194,845)	(133,706)	(42,735)

	(16,331)	(45,139)	(24,795)
(1)Changes in working capital are shown net of the effect of exchange rate changes.
(2)It includes the recovery of previously paid tax in Mexico for an amount of $235.2 million.

Schedule of Reconciliation of Changes in Financial Debt	Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2022	(239,149)	(499,164)	(532,701)	(1,271,014)
Cash flows	69,683	248,587	12,500	330,770
Reclassifications	—	(511,723)	511,723	—
Acquisitions - finance leases	(14,556)	—	—	(14,556)
Acquisition of business (note 3)	(25,677)	(26,558)	(1,197,841)	(1,250,076)
Foreign exchange adjustments	(4,049)	(30,199)	2,267	(31,981)
Other non cash movements	(27,339)	(121,396)	(1,909)	(150,644)
As of December 31, 2023	(241,087)	(940,453)	(1,205,961)	(2,387,501)
Cash flows	70,632	541,250	(591,539)	20,343
Reclassifications	—	(106,116)	106,116	—
Acquisitions - finance leases	(13,040)	—	—	(13,040)
Foreign exchange adjustments	11,403	27,514	135,441	174,358
Other non cash movements	(38,032)	(192,267)	(4,104)	(234,403)
As of December 31, 2024	(210,124)	(670,072)	(1,560,047)	(2,440,243)